INVENTORIES (Details) - USD ($) $ in Thousands	6 Months Ended	12 Months Ended
	Jun. 30, 2021	Dec. 31, 2020
Inventory, Net [Abstract]
Raw materials	$ 2,162	$ 1,821
Work-in-progress	1,477	1,348
Finished goods	265	535
Total inventories	3,904	3,704
Inventory write-offs	$ 293	$ 588